SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT

22.            SUBSEQUENT EVENT

In February 2013, the Company's Board of Directors approved evaluation of restructuring opportunities (with a focus on closing or downsizing manufacturing facilities, primarily in Western Europe) in order to improve operating performance. The restructuring is intended to take place from 2013-2015 and the specific details of the plans, including the impacted facilities, are not yet finalized and subject to Board review.